Other Income (Expense), Net (Details) - Schedule of Other Income (Expense), Net - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Other Income and Expenses [Abstract]
Non-project installation and maintenance revenue	$ 107,476	$ 90,353	$ 195,788
Rental income, net	131,016	136,796	102,568
Brand charge	97,092	15,392	74,157
Waste sales	23,830	14,449	23,643
Interest income from fixed deposits	98,502
Government subsidies	119,267
Other income	19,628	29,573	21,227
Other expense	(10,383)	(292,024)	(17,931)
Total other income (expense), net	$ 586,428	$ (5,461)	$ 399,452